Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of antidiluted shares

	For the Three Months Ended March 31,
	2020	2019
Common shares subscribed	1,018,848	-
Options	2,360,000	-
Warrants	18,637,003	3,800,000
Convertible debt	1,647,058	-
Unit purchase options	600,000	600,000
Contingent consideration shares	3,846,153	-
	28,109,062	4,400,000

	For the Years Ended December 31,
	2019	2018
Options	2,480,000	-
Warrants	18,637,003	3,800,003
Convertible debt	1,647,058	-
Unit purchase options	600,000	-
Contingent consideration shares	3,846,153	-
	27,210,214	3,800,003

Schedule of estimated useful lives of property and equipment
Equipment	3 - 5 years
Computer equipment	3 - 5 years
Production equipment	5 years
Furniture and fixtures	3 - 5 years
Software	1 - 5 years
Gaming truck	5 years
Leasehold improvements	14 years

Schedule of restatement on the Company’s financial statements
	Year Ended December 31, 2019
	As Previously Reported	Restated
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	18,098,797	16,159,144

Basic and diluted net loss per common share	$(0.92)	$(1.04)

Adjustment under 606 [Member]
Schedule of revenue recognition
	For the Three Months Ended
	March 31,
	2020	2019

Revenues Recognized at a Point in Time:
Event revenue	$1,470,628	1,679,759
Distribution revenue	456,919	434,749
Social gaming revenue	261,924	104,784
Food and beverage revenue	232,299	371,866
Sponsorship revenue	2,502	67,295
Ticket and gaming revenue	138,687	172,039
Merchandising revenue	18,049	50,572
Music royalty revenue	373,739	299,369
Online advertising revenue	1,955	-
Other revenue	10,546	4,045
Total Revenues Recognized at a Point in Time	2,967,248	3,184,478

Revenues Recognized Over a Period of Time:
Subscription revenue	1,286,789	1,227,623
Sponsorship revenue	826,937	773,614
Virtual product revenue	924,315	923,495
Licensing revenue	39,764	125,838
Total Revenues Recognized Over a Period of Time	3,077,805	3,0550,570
Total Revenues	$6,045,053	$6,235,048

	For the Years Ended
	December 31,
	2019	2018

Revenues Recognized at a Point in Time:
Event revenue	$7,179,917	$5,089,006
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Sponsorship revenue	575,067	716,277
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Social gaming revenue	555,643	674,497
Content revenue	50,000	-
Other revenue	71,926	94,346
Total Revenues Recognized at a Point in Time	11,885,464	10,229,874

Revenues Recognized Over a Period of Time:
Sponsorship revenue	3,679,248	1,104,129
Licensing revenue	290,164	349,199
Subscription revenue	4,823,510	4,964,086
Virtual product revenue	3,699,180	3,093,973
Distribution revenue	1,694,429	861,994
Total Revenues Recognized Over a Period of Time	14,186,531	10,373,381

Total Revenues	$26,071,995	$20,603,255

In-person [Member]
Schedule of revenue recognition
	For the Three Months Ended
	March 31,
	2020	2019
Event revenue	$1,470,628	$1,679,759
Sponsorship revenue	445,155	473,405
Food and beverage revenue	232,299	371,866
Ticket and gaming revenue	138,687	172,039
Merchandising revenue	18,049	50,572
Other revenue	104	-
Total in-person revenue	$2,304,922	$2,747,641

	For the Years Ended
	December 31,
	2019	2018
Event revenue	$7,179,917	$5,089,006
Sponsorship revenue	2,081,029	488,329
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Other revenue	244	858
Total in-person revenue	$11,133,412	$8,181,355

Multiplatform Content [Member]
Schedule of revenue recognition
	For the Three Months Ended
	March 31,
	2020	2019
Distribution revenue	$456,919	434,749
Sponsorship revenue	384,284	367,504
Music royalty revenue	373,739	299,369
Online advertising revenue	1,955	-
Total multiplatform content revenue	$1,216,897	$1,101,622

	For the Years Ended
	December 31,
	2019	2018
Distribution revenue	$1,694,429	$861,994
Content revenue	50,000	-
Sponsorship revenue	2,173,286	1,332,077
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Total multiplatform content revenue	$5,498,404	$3,246,657

Interactive Product [Member]
Schedule of revenue recognition

	For the Three Months Ended
	March 31,
	2020	2019
Subscription revenue	$1,286,789	$1,227,623
Virtual product revenue	924,315	923,495
Social gaming revenue	261,924	104,784
Licensing revenue	39,764	125,838
Other revenue	10,442	4,045
Total interactive revenue	$2,523,234	$2,385,785

	For the Years Ended
	December 31,
	2019	2018
Subscription revenue	$4,823,510	$4,964,086
Virtual product revenue	3,699,180	3,093,973
Social gaming revenue	555,643	674,497
Licensing revenue	290,164	349,199
Other revenue	71,682	93,488
Total interactive revenue	$9,440,179	$9,175,243